FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment: | |; Amendment Number: ___

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                    entries.

Institutional Investment Manager Filing this Report:

Name:    M.J. Whitman Advisers
Address: 767 Third Avenue
         New York, NY 10017

Form 13F File Number: 028-06664

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martin J. Whitman
Title:    Chairman
Phone:    212-888-6865

Signature, Place, and Date of Signing:

     Martin J. Whitman        New York, New York           April 16, 2002



Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 108

Form 13F Information Table Value Total: $583,917
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE




   COLUMN 1                           COLUMN 2     COLUMN 3  COLUMN 4  COLUMN 5      COLUMN 6       COLUMN 7        COLUMN 8
-------------------                  ---------    ---------- --------  -------      ----------       -----     -----------------
                                                                                    INVESTMENT                  VOTING AUTHORITY
                                                                                    DISCRETION                      (SHARES)

                                                                                              SHARED
                                                                         MARKET SOLE  SHARED  OTHER           SOLE    SHARED   NONE
SECURITY DESCRIPTION                    CLASS        CUSIP      SHARES   VALUE  (A)    (B)     (C)     MGR      (A)     (B)    (C)
Ade Corporation                          COM       00089C107    228150    3484   X                           214,450     0    13,700
AT&T CORP                                COM       001957109        26       0   X                                26     0         0
AT & T Wireless                          COM       00209A106         8       0   X                                 8     0         0
AVX, Corp.                               COM       002444107   1437621   30104   X                         1,345,071     0    92,550
Aegis Realty Inc.                        COM       00760P104      7200      81   X                             7,200     0         0
Alamo Group, Inc.                        COM       011311107    177100    2878   X                           174,200     0     2,900
Alexander & Baldwin, Inc.                COM       014482103     67800    1872   X                            63,925     0     3,875
Ambac Financial Group                    COM       023139108        60       4   X                                60     0         0
American Int'l Group                     COM       026874107       709      51   X                               709     0         0
American Land Lease Inc.                 COM       027118108     79710    1084   X                            75,810     0     3,900
American Power Conversion                COM       029066107    512925    7581   X                           491,050     0    21,875
Analogic Corp.                           COM       032657207    137875    5734   X                           129,125     0     8,750
Anthracite Capital Inc.                  COM       037023108     18800     216   X                            15,300     0     3,500
Apartment Investment and Management Co.  COM       03748R101       340      16   X                                 0     0       340
Applica Inc.                             COM       03815A106       200       2   X                               200     0         0
Applied Materials, Inc.                  COM       038222105     18743    1017   X                            16,243     0     2,500
Avatar Holdings Inc.                     COM       053494100    100325    2709   X                            95,425     0     4,900
Avaya Inc.                               COM       053499109         1       0   X                                 1     0         0
AXA ADR Sponsored                        ADR       054536107      1270      29   X                             1,270     0         0
BKF Capital Group                        COM       05548G102      6015     180   X                             6,015     0         0
Bel Fuse Cl A                            CL A      077347201      2800      66   X                             2,800     0         0
Bel Fuse CL B                            CL B      077347300    189650    4639   X                           177,125     0    12,525
Berkshire Hathaway Inc. Del              CL B      084670207        77     182   X                                77     0         0
Brascan Corporation                      CL A      10549P606    604328   13180   X                           562,128     0    42,200
Brookfield Properties                    COM       112900105     59877    1138   X                            54,977     0     4,900
Burnham Pacific Ppty. Inc.               COM       12232C108     40000      68   X                            40,000     0         0
Capital Southwest                        COM       140501107    268481   18458   X                           256,956     0    11,525
Cattellus Development Corp.              COM       149111106    724685   14255   X                           677,285     0    47,400
Clare, Inc.                              COM       18002R100     37450     137   X                            37,450     0         0
Commerce One Inc.                        COM       200693109       400       1   X                               400     0         0
Commercial Net Lease Realty              COM       202218103     17201     240   X                            15,829     0     1,372
Commercial Net Lease Realty PFD          PFD       202218111      7908     195   X                             7,277     0       631
Consolidated Tomoka Land Company         COM       210226106     56848    1222   X                            53,348     0     3,500
Credence Systems                         COM       225302108    871874   19146   X                           807,149     0    64,725
Cummins Engine Co., Inc                  COM       231021106     86366    4079   X                            84,366     0     2,000
Cyberoptics Corporation                  COM       232517102     11750     152   X                            11,750     0         0
DMC Stratex Networks Inc.                COM       23322L106      1000       5   X                             1,000     0         0
Danielson Holding Corp.                  COM       236274106     20531     141   X                            19,531     0     1,000
Datascope Corp.                          COM       238113104    160931    4723   X                           148,031     0    12,900
Deltic Timber                            COM       247850100     50400    1525   X                            50,100     0       300
Electro Sci Ind, Inc.                    COM       285229100    736365   26988   X                           692,075     0    44,290
Electroglas Inc.                         COM       285324109    672095   11358   X                           636,945     0    35,150
Energizer Holdings Inc.                  COM       29266R108     50350    1196   X                            50,350     0         0
FSI International, Inc.                  COM       302633102    504725    5658   X                           472,425     0    32,300
First American Financial                 COM       318522307    535025   11385   X                           500,960     0    34,065
First Industrial Realty                  COM       32054K103      9200     315   X                             9,200     0         0
Ford Motor Company                       COM       345370860      1948      32   X                             1,948     0         0
Forest City Enterprise Cl A              CL A      345550107    636215   24176   X                           600,143     0    36,072
Forest City Enterprise Cl B              CL B      345550305     25650     981   X                            25,650     0         0
Golden State - Litig. Wt                 WTS       381197136      1170       2   X                             1,170     0         0
Hutchinson Whampoa LTD ADR               ADR       448415208      5000     220   X                             5,000     0         0
Intel Corporation                        COM       458140100       976      30   X                               976     0         0
Investment Technology Group.             COM       46145F105     25110    1324   X                            24,780     0       330
J&J Snack Foods Corp.                    COM       466032109     12800     478   X                             9,600     0     3,200
Jefferies Group                          COM       472319102     23700    1142   X                            23,700     0         0
John Nuveen Co. - Cl A                   CL A      478035108     10200     563   X                            10,200     0         0
Jones Lang Lasalle                       COM       48020Q107     30000     665   X                            30,000     0         0
Kla-tencor Corp.                         COM       482480100      9300     618   X                             9,300     0         0
Kemet Corporation                        COM       488360108   1621950   31417   X                         1,523,900     0    98,050
Kendle International                     COM       48880L107       400       7   X                               400     0         0
Koger Equity                             COM       500228101    524000    9364   X                           492,900     0    31,100
LNR Property Co.                         COM       501940100     60600    2125   X                            57,200     0     3,400
Landamerica Finl. Group Inc.             COM       514936103      1600      55   X                             1,600     0         0
Legg Mason Inc.                          COM       524901105    587564   31188   X                           549,439     0    38,125
Leucadia National Corp.                  COM       527288104     89849    3212   X                            87,449     0     2,400
Level 3 Communications Inc.              COM       52729N100       400       1   X                               400     0         0
MBIA Inc.                                COM       55262C100    125407    6859   X                           116,396     0     9,011
Marshall & Ilsely Corp.                  COM       571834100      1005      63   X                               666     0       339
Merck Co Inc                             COM       589331107       700      40   X                               700     0         0
The MONY Group                           COM       615337102    580196   23394   X                           536,596     0    43,600
NCR Corporation                          COM       62886E108    173256    7753   X                           161,122     0    12,134
Nabors Industries                        COM       629568106    743642   31419   X                           689,742     0    53,900
National Presto Inds. Inc.               COM       637215104     10065     289   X                            10,065     0         0
Oracle Sys Corp.                         COM       68389X105       300       4   X                               300     0         0
Palm Inc.                                COM       696642107       350       1   X                               350     0         0
Parexel International Corp               COM       699462107   2023199   32452   X                         1,895,244     0   127,955
Penzoil-Quaker State Co.                 COM       709323109       500      11   X                               500     0         0
The Phoenix Companies                    COM       71902E109    489325    9395   X                           471,725     0    17,600
Rait Investment Trust                    SBI       749227104      1600      32   X                             1,600     0         0
Radian Group Inc.                        COM       750236101    624195   30635   X                           587,257     0    36,938
Raymond James Financial                  COM       754730109      2457      84   X                             2,457     0         0
RealNetworks Inc                         COM       75605L104       500       4   X                               500     0         0
SWS Group Inc.                           COM       78503N107    114754    2324   X                           113,764     0       990
The St. Joe Company                      COM       790148100    755485   22665   X                           701,160     0    54,325
St. Jude Medical Inc.                    COM       790849103       750      58   X                               750     0         0
Security Capital Group B                 CL B      81413P204      7300     186   X                             4,800     0     2,500
Southtrust Corp.                         COM       844730101       280       7   X                               280     0         0
Star Gas Partners LP Unit LP             COM       85512C105       500      10   X                               500     0         0
Stewart Information Services             COM       860372101    527464   10549   X                           501,364     0    26,100
Target Corporation                       COM       87612E106       500      22   X                               500     0         0
Tejon Ranch Co.                          COM       879080109     94546    2959   X                            90,768     0     3,778
Tokio Marine & Fire Ins.                 ADR       889090403    883627   32950   X                           830,207     0    53,420
Trammell Crow Company                    COM       89288R106     62800     911   X                            58,800     0     4,000
Trinity Industries                       COM       896522109    751060   18258   X                           716,110     0    34,950
Triquint Semiconductor, Inc.             COM       89674K103      1200      14   X                             1,200     0         0
Veeco Instruments, Inc.                  COM       922417100      5875     206   X                             5,675     0       200
Verizon Communications Com               COM       92343V104       150       7   X                               150     0         0
Vishay Intertecnology, Inc.              COM       928298108     53042    1079   X                            49,292     0     3,750
Visteon Corp                             COM       92839U107      5070      84   X                             4,666     0       404
Vornado Realty Trust                     SBI       929042109     16475     728   X                            14,300     0     2,175
Wal-Mart Stores Inc                      COM       931142103       600      37   X                               600     0         0
Wellsford Real Properties                COM       950240200     58650    1179   X                            54,250     0     4,400
Williams Communications Group, Inc.      CL A      969455104      1000       0   X                             1,000     0         0
Worldcom Inc. GA New MCI Group           COM       98157D304        17       0   X                                17     0         0
Arch Capital Group Ltd.                  COM       G0450A105   1196455   30881   X                         1,117,405     0    79,050
Loral Space & Communications Co.         COM       G56462107      1500       3   X                             1,500     0         0
White Mountains Insurance Group          COM       G9618E107       350     121   X                               350     0         0
ASM Litography Holding NV                ORD       N07059111    439491   11150   X                           411,280     0    28,211

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